Investment Securities - Securities Pledged (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Debt securities with carrying values, pledged	$ 275.4	$ 153.9